Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The calculation of the basic and diluted earnings per share attributable to owners of the Company is based on the following data:

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
Earnings figures are calculated as follows:	2024	2023	2023	2022
	US$	US$	US$	US$
Earnings for the purpose of basic and diluted earnings per share	44,443	31,940	42,059	27,493

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
Number of shares	2024	2023	2023	2022
Weighted average number of ordinary shares for the purpose of basic earnings per share	76,748,858	76,602,929	74,159,933	67,579,432
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit	56,250	51,941	47,236	28,492
Weighted average number of ordinary shares for the purpose of diluted earnings per share	76,805,108	76,654,870	74,207,169	67,607,924